Schedule of Investments (unaudited)
June 30, 2026
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Mortgage REITs — 98.1%
Adamas Trust, Inc.	970,808	$ 9,106,179
AGNC Investment Corp.	7,700,837	83,939,123
Angel Oak Mortgage REIT, Inc.	191,531	1,739,101
Annaly Capital Management, Inc.	5,578,800	124,741,968
Apollo Commercial Real Estate Finance, Inc.	1,541,150	16,459,482
Arbor Realty Trust, Inc.	2,186,989	11,853,480
Ares Commercial Real Estate Corp.	606,763	2,730,434
ARMOUR Residential REIT, Inc.	1,383,777	24,146,909
Blackstone Mortgage Trust, Inc., Class A	1,290,269	21,870,060
BrightSpire Capital, Inc., Class A	1,402,566	7,643,985
Chicago Atlantic Real Estate Finance, Inc.	214,812	2,302,785
Chimera Investment Corp.	958,283	12,783,495
Claros Mortgage Trust, Inc.(a)	1,094,542	2,572,174
Dynex Capital, Inc.	1,839,661	24,117,956
Ellington Financial, Inc.	1,417,502	19,292,202
Franklin BSP Realty Trust, Inc.	883,084	7,188,304
Invesco Mortgage Capital, Inc.	1,036,754	8,190,357
KKR Real Estate Finance Trust, Inc.	615,322	4,208,802
Ladder Capital Corp., Class A	1,302,892	12,963,775
MFA Financial, Inc.	1,162,110	11,260,846
Nexpoint Real Estate Finance, Inc.	81,593	1,264,692
Orchid Island Capital, Inc.	2,339,598	16,306,998
PennyMac Mortgage Investment Trust	1,006,748	11,356,117
Ready Capital Corp.(b)	1,650,758	2,888,826
Redwood Trust, Inc.	1,434,839	6,801,137
Rithm Capital Corp.	2,593,255	24,350,664
Seven Hills Realty Trust	254,253	2,143,353
Security	Shares	Value
Mortgage REITs (continued)
Starwood Property Trust, Inc.	2,349,830	$ 38,490,215
TPG Mortgage Investment Trust, Inc.	340,645	2,697,908
TPG RE Finance Trust, Inc.	808,649	6,768,392
Two Harbors Investment Corp.	1,211,411	15,033,611
		537,213,330
Total Long-Term Investments — 98.1% (Cost: $714,746,792)		537,213,330
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	1,888	1,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	191,511	191,511
Total Short-Term Securities — 0.0% (Cost: $193,399)		193,399
Total Investments — 98.1% (Cost: $714,940,191)		537,406,729
Other Assets Less Liabilities — 1.9%		10,538,866
Net Assets — 100.0%		$ 547,945,595

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 544,112	$ —	$ (542,380)(a)	$ 97	$ 59	$ 1,888	1,888	$ 860 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	543,783	—	(352,272)(a)	—	—	191,511	191,511	14,018	—
				$ 97	$ 59	$ 193,399		$ 14,878	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	276	09/18/26	$ 10,701	$ (158,298)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Merrill Lynch International	USD	22,353	02/15/28	-	1D OBFR01	Monthly	$ 324
Net dividends and financing fees								(3)
Total equity swap contracts including dividends and financing fees								$ 321

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 537,213,330	$ —	$ —	$ 537,213,330
Short-Term Securities
Money Market Funds	193,399	—	—	193,399
	$ 537,406,729	$ —	$ —	$ 537,406,729
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 321	$ —	$ 321
Liabilities
Equity Contracts	(158,298)	—	—	(158,298)
	$ (158,298)	$ 321	$ —	$ (157,977)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Mortgage Real Estate ETF

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust